Commitments and contingencies (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Income tax	2012-2017
Value-added tax	Dec. 2013-2017
Cementos Selva S.A. [Member]
Disclosure of subsidiaries [line items]
Income tax	2013-2017
Value-added tax	Dec. 2013-2017
Distribuidora Norte Pacasmayo S.R.L. [Member]
Disclosure of subsidiaries [line items]
Income tax	2012-2017
Value-added tax	Dec. 2013-2017
Empresa de Transmision Guadalupe S.A.C. [Member]
Disclosure of subsidiaries [line items]
Income tax	2013-2017
Value-added tax	Dec. 2013-2017
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Income tax	2013-2017
Value-added tax	Dec. 2013-2017
Calizas del Norte S.A.C. [Member]
Disclosure of subsidiaries [line items]
Income tax	2013-2017
Value-added tax	2013-2017